Pension and Other Postretirement Healthcare Benefits - Summary of Benefit Obligations and Plan Assets Associated With Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended			12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Retirement Plans [Member] Successor [Member]	Dec. 31, 2011 Retirement Plans [Member] Successor [Member]	Dec. 31, 2012 Retirement Plans [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2011 Retirement Plans [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2012 Retirement Plans [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2011 Retirement Plans [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member]	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member]	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member] Change In Benefit Obligation	Dec. 31, 2012 Postretirement healthcare plan [Member] Successor [Member] Change In Plan Assets	Dec. 31, 2011 Postretirement healthcare plan [Member] Successor [Member] Change In Plan Assets
Change in benefit obligations:
Benefit obligation, beginning of year										$ 483	$ 481					$ 9	$ 9
Service cost										3	3					1
Interest cost										22	23					1
Net actuarial (gains) losses										78	20					2	1
Foreign currency rate changes										2	(3)
Contributions by plan participants										1	1	1	1			1	1	1	1
Acquired in the Transaction																6
Special termination benefits											1
Termination of the nonqualified benefits restoration plan											(9)
Benefits paid										(29)	(32)	(29)	(32)			(2)	(2)	(2)	(2)
Administrative expenses										(3)	(2)
Benefit obligation, end of year										557	483					18	9
Change in plan assets:
Beginning Balance												350	372
Actual return on plan assets												47	7
Employer contributions												30	7					1	1
Participant contributions										1	1	1	1			1	1	1	1
Foreign currency rate changes												2	(3)
Benefits paid										(29)	(32)	(29)	(32)			(2)	(2)	(2)	(2)
Administrative expenses												(3)	(2)
Ending Balance												398	350
Net over (under) funded status of plans												(159)	(133)					(18)	(9)
Classification of amounts recognized in the Consolidated Balance Sheets:
Noncurrent asset									1
Current accrued benefit liability														(1)	(1)
Noncurrent accrued benefit liability								(159)	(134)					(17)	(8)
Total Current Liabilities	(336)		(336)		(467)	(281)	(467)	(159)	(133)					(18)	(9)
Accumulated other comprehensive loss	245		245		95	57	95	94	50					5	1
Total	$ (3,257)		$ (3,257)		$ (2,629)	$ (905)	$ (2,629)	$ (65)	$ (83)					$ (13)	$ (8)